ACQUISITION (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended							12 Months Ended
	Aug. 13, 2013	May 31, 2016	May 18, 2016	Apr. 22, 2016	Apr. 18, 2016	Mar. 31, 2016	Jan. 31, 2016	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 26, 2013
Business Acquisition, Contingent Consideration [Line Items]
Cash paid for acquisition	$ 10,000											$ 10,000
Customer relations and goodwill									$ 7,026	$ 7,026	$ 4,688
Business Combination, Bargain Purchase, Gain Recognized, Amount									0	10,515	0
Payments to Acquire Businesses, Gross	10,000											$ 10,000
Amortized cost of Intangible Assets									3,184	2,517	$ 1,382
Inventory Valuation Reserves									232	218
Prevision [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent payments cap								$ 250
Ownership interests								100.00%
Total consideration								$ 1,100
Net identifiable liabilities								200
Customer relations and goodwill								$ 1,300
Business Acquisition, Percentage of Voting Interests Acquired								100.00%
Business Combination, Consideration Transferred								$ 1,100
Cost of Services, Amortization									44	51
Amortized cost of Intangible Assets									1,185	1,229
Leaders in Community Alternatives [Member]
Business Acquisition, Contingent Consideration [Line Items]
Ownership interests							100.00%
Total consideration							$ 2,918
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Business Combination, Consideration Transferred							$ 2,918
Cost of Services, Amortization									56	61
Amortized cost of Intangible Assets									2,537	2,592
Safend Ltd [Member]
Business Acquisition, Contingent Consideration [Line Items]
Additional contingent consideration						$ 1,500
Ownership interests						100.00%
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Business Combination, Bargain Purchase, Gain Recognized, Amount						$ 3,662
Cost of Services, Amortization									618	619
Amortized cost of Intangible Assets									2,528	3,146
PowaPOS [Member]
Business Acquisition, Contingent Consideration [Line Items]
Payments to Acquire Productive Assets					$ 1,174
Receivables, Net, Current					138
Finite-lived Intangible Assets Acquired					493
Inventory Valuation Reserves					$ 543
Alvarion Technologies Ltd. [Member]
Business Acquisition, Contingent Consideration [Line Items]
Cash paid for acquisition			$ 1,000
Total consideration			1,425
Business Combination, Consideration Transferred			1,425
Property, Plant, and Equipment, Salvage Value									4,440	4,664
Business Combination, Bargain Purchase, Gain Recognized, Amount			6,853
Payments to Acquire Businesses, Gross			1,000
Business Combination, Contingent Consideration, Liability			1,000
Amortized cost of Intangible Assets									$ 225	$ 140
Finite-lived Intangible Assets Acquired			$ 1,026
Earn-out Agreement [Member]
Business Acquisition, Contingent Consideration [Line Items]
Maximum contingent payments	$ 12,500			$ 3,550									$ 12,500
Additional contingent consideration		$ 2,050		$ 1,500